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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

~~Amendment No. 1~~ to FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

06064318

4. Name of Underlying Instrument:

FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PRFZ

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, American Stock Exchange

PROCESSED
JAN 12 2007
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Assistant Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

[signature]

December 7, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 8, 2006

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

Via Overnight Mail

December 7, 2006

Ms. Gail Jackson
U.S. Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e)'s – PowerShares Exchange-Traded Fund Trust - Amendments**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find on original and nine copies of Amendment No. 1 to Form 19b-4(e), which replaces the original form in its entirety, with respect to the following securities:

- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Ticker Symbol PRFZ);
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Energy Sector Portfolio (Ticker Symbol PRFE);
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Basic Materials Sector Portfolio (Ticker Symbol PRFM);
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Industrials Sector Portfolio (Ticker Symbol PRFN);
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Consumer Goods Sector Portfolio (Ticker Symbol PRFG);
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Healthcare Sector Portfolio (Ticker Symbol PRFH);
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Consumer Services Sector Portfolio (Ticker Symbol PRFS);
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (Ticker Symbol PRFQ);

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	December 8, 2006

- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Utilities Sector Portfolio (Ticker Symbol PRFU); and
- PowerShares Exchange-Traded Fund Trust, PowerShares FTSE RAFI Sector Financials Portfolio (Ticker Symbol PRFF).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)